Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	$ 6,322,034
Amount at which shown in the Balance Sheet	7,081,318
U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	333,787
Fair value	417,047
Amount at which shown in the Balance Sheet	417,047
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	704,032
Fair value	818,661
Amount at which shown in the Balance Sheet	818,661
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	303,649
Fair value	396,541
Amount at which shown in the Balance Sheet	396,541
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	818,353
Fair value	935,815
Amount at which shown in the Balance Sheet	935,815
Convertibles and bonds with warrants attached
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	10,321
Fair value	11,262
Amount at which shown in the Balance Sheet	11,262
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,653,746
Fair value	2,951,449
Amount at which shown in the Balance Sheet	2,951,449
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	284,885
Fair value	295,678
Amount at which shown in the Balance Sheet	295,678
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	195,605
Fair value	200,716
Amount at which shown in the Balance Sheet	200,716
Asset-backed securities ("ABS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	98,415
Fair value	102,126
Amount at which shown in the Balance Sheet	102,126
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	9,087
Fair value	10,630
Amount at which shown in the Balance Sheet	10,630
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	5,411,880
Fair value	6,139,925
Amount at which shown in the Balance Sheet	6,139,925
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	133,733
Fair value	164,971
Amount at which shown in the Balance Sheet	164,971
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	570,365
Fair value	602,516
Amount at which shown in the Balance Sheet	570,365
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	41,150
Amount at which shown in the Balance Sheet	41,150
Derivative instruments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	306
Fair value	306
Amount at which shown in the Balance Sheet	306
Limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	99,820
Amount at which shown in the Balance Sheet	99,820
Other long-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,833
Amount at which shown in the Balance Sheet	2,833
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	61,947
Fair value	61,948
Amount at which shown in the Balance Sheet	$ 61,948